Income Taxes (Components of Deferred Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Tax loss and credit carryforwards	$ 503	$ 480
Postretirement and postemployment benefits	43	63
Pensions	185	220
Property, plant and equipment	18	17
Intangible assets	0	0
Deemed repatriation tax	0	0
Asbestos	74	128
Accruals and other	87	125
Valuation allowances	(228)	(225)
Total	682	808
Liabilities
Tax loss and credit carryforwards	0	0
Postretirement and postemployment benefits	0	0
Pensions	105	62
Property, plant and equipment	151	150
Intangible assets	128	128
Deemed repatriation tax	57	0
Asbestos	0	0
Accruals and other	44	78
Total	$ 485	$ 418